EMPLOYEE BENEFIT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended
	Mar. 31, 2014 Defined Benefit Plans	Mar. 31, 2013 Defined Benefit Plans	Dec. 31, 2013 U.S. Defined Benefit Plans	Dec. 31, 2012 U.S. Defined Benefit Plans	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2013 Non-U.S. Defined Benefit Plans	Dec. 31, 2012 Non-U.S. Defined Benefit Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Plans	Mar. 31, 2014 Other Postretirement Benefit Plans	Mar. 31, 2013 Other Postretirement Benefit Plans	Dec. 31, 2013 U.S. Other Postretirement Benefit Plans	Dec. 31, 2012 U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 U.S. Other Postretirement Benefit Plans	Dec. 31, 2012 Non-U.S. Other Postretirement Benefit Plans	Dec. 31, 2011 Non-U.S. Other Postretirement Benefit Plans
Amounts recognized in accumulated other comprehensive loss (income):
Net actuarial loss			$ 266	$ 449		$ 765	$ 867				$ 21	$ 32		$ 1
Prior service cost			(35)	(42)		5	4				(27)	(8)
Transition obligation				1
Total			231	408		770	871				(6)	24		1
Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year
Actuarial loss			19			41					2
Prior service cost			(6)								(4)
Total			13			41					(2)
Components of net periodic benefit cost
Service cost	15	17	31	26	23	38	32	44	1	1	4	4	3
Interest cost	37	33	40	42	44	90	102	110	1	1	5	7	7	1	1
Expected return on plan assets	(49)	(44)	(50)	(48)	(47)	(124)	(133)	(140)
Amortization of prior service cost	(1)	(2)	(7)	(6)	(4)	1	(1)	(2)	(1)		(2)	(3)	(3)
Amortization of actuarial loss	15	21	35	21	16	49	28	21			2	2	2
Settlement loss	1					12	13
Special termination benefits	3	5				9		8
Net periodic benefit cost	$ 21	$ 30	$ 49	$ 35	$ 32	$ 75	$ 41	$ 41	$ 1	$ 2	$ 9	$ 10	$ 9	$ 1	$ 1